Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Segment Reporting Information, by Segment

	Operating Earnings
	The Americas
Year Ended December 31, 2011	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$4,741	$15,919	$2,848	$2,514	$26,022	$7,472	$2,721	$54	$36,269	$92	$36,361
Universal life and investment-type product policy fees	4,096	630	232	757	5,715	1,191	467	155	7,528	278	7,806
Net investment income	7,199	1,983	5,506	1,025	15,713	2,377	660	911	19,661	(75)	19,586
Other revenues	760	409	249	15	1,433	34	125	319	1,911	621	2,532
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(867)	(867)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	4,824	4,824

Total revenues	16,796	18,941	8,835	4,311	48,883	11,074	3,973	1,439	65,369	4,873	70,242

Expenses
Policyholder benefits and claims and policyholder dividends	7,655	14,580	5,287	2,064	29,586	4,976	1,553	126	36,241	676	36,917
Interest credited to policyholder account balances	2,412	178	1,323	371	4,284	1,604	169	—	6,057	(454)	5,603
Capitalization of DAC	(2,038)	(477)	(25)	(295)	(2,835)	(1,981)	(733)	—	(5,549)	(9)	(5,558)
Amortization of DAC and VOBA	1,564	467	17	207	2,255	1,420	679	1	4,355	543	4,898
Amortization of negative VOBA	—	—	—	(6)	(6)	(555)	(58)	—	(619)	(78)	(697)
Interest expense on debt	1	—	9	1	11	—	—	1,294	1,305	324	1,629
Other expenses	5,262	2,790	513	1,305	9,870	4,312	1,933	640	16,755	1,510	18,265

Total expenses	14,856	17,538	7,124	3,647	43,165	9,776	3,543	2,061	58,545	2,512	61,057

Provision for income tax expense (benefit)	680	437	599	150	1,866	431	166	(529)	1,934	859	2,793

Operating earnings	$1,260	$966	$1,112	$514	$3,852	$867	$264	$(93)	$4,890

Adjustments to:
Total revenues									4,873
Total expenses									(2,512)
Provision for income tax (expense) benefit									(859)

Income (loss) from continuing operations, net of income tax									$6,392		$6,392

At December 31, 2011	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$295,012	$51,776	$195,217	$20,315	$112,955	$32,891	$88,060	$796,226
Separate account assets	$128,208	$479	$64,851	$2,880	$5,532	$1,073	$—	$203,023
Separate account liabilities	$128,208	$479	$64,851	$2,880	$5,532	$1,073	$—	$203,023

(1)	Total assets includes $103.9 billion of assets from the Japan operations which represents 13% of total consolidated assets.

	Operating Earnings
	The Americas
Year Ended December 31, 2010	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$4,540	$16,051	$2,345	$1,969	$24,905	$1,596	$559	$11	$27,071	$—	$27,071
Universal life and investment-type product policy fees	3,655	616	226	630	5,127	436	116	138	5,817	211	6,028
Net investment income	7,423	1,923	5,280	927	15,553	471	181	664	16,869	625	17,494
Other revenues	617	385	247	12	1,261	14	9	391	1,675	653	2,328
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(408)	(408)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(265)	(265)

Total revenues	16,235	18,975	8,098	3,538	46,846	2,517	865	1,204	51,432	816	52,248

Expenses
Policyholder benefits and claims and policyholder dividends	7,472	14,475	4,677	1,829	28,453	1,243	245	33	29,974	698	30,672
Interest credited to policyholder account balances	2,381	192	1,447	370	4,390	182	125	—	4,697	222	4,919
Capitalization of DAC	(1,472)	(484)	(18)	(221)	(2,195)	(381)	(194)	—	(2,770)	—	(2,770)
Amortization of DAC and VOBA	1,448	457	16	144	2,065	277	100	1	2,443	34	2,477
Amortization of negative VOBA	—	—	—	(1)	(1)	(49)	(7)	—	(57)	(7)	(64)
Interest expense on debt	2	—	8	1	11	—	2	1,126	1,139	411	1,550
Other expenses	4,481	2,771	494	901	8,647	975	601	467	10,690	1,044	11,734

Total expenses	14,312	17,411	6,624	3,023	41,370	2,247	872	1,627	46,116	2,402	48,518

Provision for income tax expense (benefit)	672	490	516	92	1,770	44	2	(327)	1,489	(379)	1,110

Operating earnings	$1,251	$1,074	$958	$423	$3,706	$226	$(9)	$(96)	$3,827

Adjustments to:
Total revenues									816
Total expenses									(2,402)
Provision for income tax (expense) benefit									379

Income (loss) from continuing operations, net of income tax									$2,620		$2,620

At December 31, 2010	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$271,937	$44,637	$179,672	$22,079	$108,856	$32,066	$69,002	$728,249
Separate account assets	$116,357	$492	$56,624	$2,691	$5,332	$1,642	$—	$183,138
Separate account liabilities	$116,357	$492	$56,624	$2,691	$5,332	$1,642	$—	$183,138

(1)	Total assets includes $87.5 billion of assets from the Japan operations which represents 12% of total consolidated assets.

	Operating Earnings
	The Americas
Year Ended December 31, 2009	Retail Products	Group, Voluntary and Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$4,823	$15,870	$2,561	$1,562	$24,816	$949	$373	$19	$26,157	$—	$26,157
Universal life and investment-type product policy fees	3,191	633	176	546	4,546	351	52	106	5,055	142	5,197
Net investment income	6,937	1,716	4,766	624	14,043	343	117	91	14,594	135	14,729
Other revenues	546	438	239	7	1,230	2	5	236	1,473	856	2,329
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(2,901)	(2,901)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(4,866)	(4,866)

Total revenues	15,497	18,657	7,742	2,739	44,635	1,645	547	452	47,279	(6,634)	40,645

Expenses
Policyholder benefits and claims and policyholder dividends	7,666	14,311	4,797	1,412	28,186	782	122	16	29,106	548	29,654
Interest credited to policyholder account balances	2,429	210	1,633	331	4,603	147	99	—	4,849	(4)	4,845
Capitalization of DAC	(1,492)	(487)	(13)	(155)	(2,147)	(208)	(147)	—	(2,502)	—	(2,502)
Amortization of DAC and VOBA	1,056	466	14	111	1,647	194	41	3	1,885	(830)	1,055
Amortization of negative VOBA	—	—	—	—	—	—	—	—	—	—	—
Interest expense on debt	6	—	3	1	10	2	5	1,027	1,044	—	1,044
Other expenses	4,550	2,795	484	654	8,483	577	503	586	10,149	1,015	11,164

Total expenses	14,215	17,295	6,918	2,354	40,782	1,494	623	1,632	44,531	729	45,260

Provision for income tax expense (benefit)	433	415	273	120	1,241	2	(14)	(716)	513	(2,619)	(2,106)

Operating earnings	$849	$947	$551	$265	$2,612	$149	$(62)	$(464)	$2,235

Adjustments to:
Total revenues									(6,634)
Total expenses									(729)
Provision for income tax (expense) benefit									2,619

Income (loss) from continuing operations, net of income tax									$(2,509)		$(2,509)

Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Life insurance (1)	$30,486	$23,978	$22,774
Accident and health	12,269	7,480	6,897
Property and casualty insurance	3,043	2,956	2,946
Non-insurance	901	1,013	1,066

Total	$46,699	$35,427	$33,683

(1)	Includes Annuities and Corporate Benefit Funding products.